Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Net Trade Receivables [Line Items]
Trade receivables	$ 3,978,032	RM 16,220,423		RM 20,919,764
Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		12,545,219		11,128,278
Net trade receivables		14,640,718		19,340,447
Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		(2,242,989)		(2,121,203)
Net trade receivables		(2,242,989)		(2,242,989)
Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	2,526,604	10,302,230	$ 2,217,946	9,007,075
Net trade receivables	3,040,522	12,397,729	4,210,160	17,097,458
Current [member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		2,095,499		8,212,169
Current [member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables				(121,786)
Current [member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	513,918	2,095,499	1,992,214	8,090,383
1 – 30 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		2,026,359		2,526,465
1 – 30 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables				(155,409)
1 – 30 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	496,961	2,026,359	583,860	2,371,056
31 – 60 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		1,273,331		1,227,916
31 – 60 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables				(835,839)
31 – 60 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	312,282	1,273,331	96,547	392,077
61 – 90 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		1,407,084		1,279,896
61 – 90 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables				(70,690)
61 – 90 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	345,085	1,407,084	297,761	1,209,206
More than 90 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		7,838,445		6,094,001
More than 90 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables		(2,242,989)		(1,059,265)
More than 90 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	$ 1,372,276	RM 5,595,456	$ 1,239,778	RM 5,034,736